CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS
Accretion	$ 339	$ 91
Administrative compensation	6,378	4,805
Change in fair value of convertible debenture	164
Communications	1,316	2,800
Consulting	1,140	801
Depreciation	392	289
Exploration and evaluation	91,855	91,602
Flow-through share premium recovery	(5,078)	(13,326)
Gain on sale of royalty		(9,463)
Insurance	1,721	1,922
Interest income	(2,040)	(361)
Loss (gain) on marketable securities	544	(1,007)
Office and administration	1,776	1,363
Professional fees	1,732	1,502
Share-based payments	8,856	7,387
Transfer agent and listing fees	529	485
Loss before income tax	(109,624)	(88,890)
Income tax recovery	644
Loss and comprehensive loss for the year	$ (108,980)	$ (88,890)
Loss per share - basic	$ (1.29)	$ (1.26)
Loss per share - diluted	$ (1.29)	$ (1.26)
Weighted average number of common shares outstanding - basic	84,353,282	70,348,528
Weighted average number of common shares outstanding - diluted	84,353,282	70,348,528